Financial risk management	12 Months Ended
Dec. 31, 2017
Financial risk management
Financial risk management

27.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to prices of finished goods, raw materials and power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in US dollars and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. At December 31, 2017, the Company was not party to any foreign currency forward contracts.

In February 2017, the Company completed a restructuring of its finances which included the issue of $350,000 thousand of senior notes due 2022 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in US dollars, whereas its operations principally generate a combination of US dollar and Euro cash flows. Following approval by the Board, the Company entered into a cross currency interest rate swap to exchange 55% of the principal and interest payments in US dollars for principal and interest payments in Euros (see Note 19). The Company has designated a proportion of the cross currency swap as a cash flow hedge (see Note 19), with the remainder accounted for at fair value through profit or loss.

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16) and obligations under finance leases related to hydroelectrical installations (see Note 17).

During the year ended December 31, 2017, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities. At 31 December, 2017, there was no balance outstanding under its credit facilities.

Prior to the Business Combination, the Company entered into interest rate swaps to fix the interest payable in respect of its obligations under finance leases until 2022.  Details of the interest rate derivative financial instruments at December 31, 2017 and 2016 are included in Note 19 to these consolidated financial statements.

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure relates to the following financial assets:

•	trade and other receivables; and
•	loans and receivables (other financial assets) arising from the Company’s accounts receivable securitization program (see Note 10).

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since August 2017, the Company has sold substantially all of the trade receivables generated by its subsidiaries in the US, Canada, Spain and France to an accounts receivable securitization programme (see Note 10). This has enabled it to monetize these assets earlier than it did previously and significantly reduce working capital.

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. The Company’s main sources of financing are as follows:

•

$350,000 thousand 9.375% senior notes due 2022. The proceeds from the Notes, issued by Ferroglobe and Globe in February 2017, were primarily used to repay certain existing indebtedness of the Parent Company and its subsidiaries. Interest is payable semi-annually on March 1 and September 1 of each year. If Ferroglobe experiences a change of control, the Company is required to offer to redeem the Notes at 101% of their principal amount (see Note 18).

•

$200,000 thousand Amended Revolving Credit Facility. Loans under the Amended Revolving Credit Facility may be borrowed, repaid and reborrowed until the maturity of the facility in August 2018. Borrowings are available to be used to provide for the working capital and general corporate requirements of the Parent Company and its subsidiaries (including permitted acquisitions and permitted capital expenditures). At December 31, 2017 the full amount of the facility was available for drawdown. Subsequent to year-end, the facility was replaced by a new $250,000 thousand revolving credit facility maturing in February 2021(see Note 30).

•

Hydroelectric finance lease. In May 2012, the Company entered into a sale and leaseback agreement with respect to certain hydroelectric assets in Spain. The lease payments are due in 120 installments from May 2012 to maturity in May 2022 (see note 17).

To ensure that there are sufficient funds available for the Company to repay its financial obligations as they fall due, each year the Company’s Financial Planning and Analysis department prepares a financial budget that is approved by the Board of Directors and details all financing needs and how such financing will be provided. The budget projects the funds necessary for the most significant cash requirements, such as prepayments for capital expenditures, debt repayments and, where applicable, working capital requirements.

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2017
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	1,003	1,003
Obligations under finance leases	—	82,633	82,633
Debt instruments	350,270	—	350,270
Other financial liabilities (*)	86,238	13,153	99,391
	436,508	96,789	533,297

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2016
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	421,291	421,291
Obligations under finance leases	—	5,237	5,237
Debt instruments	—	—	—
Other financial liabilities (*)	75,797	11,563	87,360
	75,797	438,091	513,888

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

In respect of the above financial liabilities, at December 31, 2017, the Company had floating to fixed interest rate swaps in place covering 83% of its exposure to floating interest rates (2016: 3%). The increase in the proportion of floating rate financial liabilities covered by interest rate swaps reflects that in February 2017 the Company completed a comprehensive refinancing, replacing floating rate debt with fixed rate debt, and that at December 31, 2016, the Company’s obligations under finance leases related to the Spanish energy business and related interest rate swaps were separately classified on the balance sheet as part of a disposal group held for sale (see Note 29).

Analysis of sensitivity to interest rates

At December 31, 2017, given that the majority of the Company’s interest-bearing financial liabilities are at fixed interest rates and that the Company has interest rate swaps in place in respect of substantially all of its obligations under finance leases, management do not consider that there are reasonably possible changes in interest rates that would have a material impact on the Company’s profitability.

At December 31, 2016, the Company performed a sensitivity analysis for floating rate financial liabilities that, taking into consideration the February 2017 refinancing discussed in Notes 16 and 18, indicated that an increase of 1% in interest rates would have given rise to additional borrowing costs of $1.8 million in 2017.

ii.	Foreign currency risk:

Notes and cross currency swap

The Parent Company is exposed to exchange rate fluctuations as it has a Euro functional currency and future commitments to pay interest and principal in US dollars in respect of its outstanding debt instruments of $150,000 thousand (see Note 18). To manage this foreign currency risk, the Parent Company has entered into a cross currency swap and designated a portion of this as an effective cash flow hedge of the future interest and principal amounts due on its debt instruments. As discussed in Note 19, the notional amount of the cross currency swap exceeds the principal amount of the Parent Company’s debt instruments by $42,500 thousand and therefore a portion of the cross currency swap is not designated as a hedge and is accounted for at fair value through profit or loss. The Company has performed a sensitivity analysis that indicates that if the Euro was to strengthen (weaken) against the US Dollar by 10% it would record a loss (gain) of $5,831 thousand in respect of the portion of the cross currency swap accounted for at fair value through profit or loss.

Foreign currency swaps in relation to trade receivables and trade payables

The proportion of foreign currency accounts receivable and accounts payable for which foreign currency swaps had been arranged were as follows at December 31:

	2017	2016
Percentage of accounts receivable in foreign currencies for which currency swaps have been arranged	—%	13.7%
Percentage of accounts payable in foreign currencies for which currency swaps have been arranged	—%	2.5%

At December 31, 2017, the Company has no foreign currency swaps in place in respect of foreign currency accounts receivable and accounts payable. The fair value of outstanding foreign currency swaps at December 31, 2016, was €(0.8) million.

The sensitivity of the Company’s profit or loss to the impact of changes in the foreign exchange rates on its foreign currency swaps is as follows:

Sensitivity to the EUR/USD exchange rate	2017	2016
+10% (appreciation of the Euro)	—	2.5
-10% (depreciation of the Euro)	—	(2.5)

Foreign currency derivatives mainly cover monetary items in the statement of financial position and, therefore, exchange differences on these items would be partly offset by the above changes in fair value of its derivatives.

iii.	Liquidity risk:

The table below summarises the maturity profile of the Company’s financial liabilities at December 31, 2017, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The cash flows for debt instruments assume that principal of the Notes is repaid at maturity in March 2022 (see Note 18).

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	—	—	—	1,003
Finance leases	15,379	15,504	58,225	—	89,108
Debt instruments	32,813	32,813	432,031	—	497,656
Financial loans from government agencies	88,127	2,362	2,349	1,056	93,894
Derivative financial instruments	595	203	18,108	—	18,906
Payables to related parties	12,973	—	—	—	12,973
Trade and other payables	192,859	—	—	—	192,859
	343,749	50,882	510,713	1,056	906,399

The amounts disclosed in the table above for derivative financial instruments are the net undiscounted cash flows. The following table shows the gross inflows and outflows and the corresponding reconciliation of those amounts to the net carrying value of the derivatives.

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,198	17,996	237,526	—	273,720
Outflows	(18,793)	(18,199)	(255,634)	—	(292,626)
Net cash flow	(595)	(203)	(18,108)	—	(18,906)

Discounted at the applicable interbank rates	(995)	(985)	(36,060)	—	(38,040)

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2017, were as follows:

	January 1, 2017	Reclassification of business held for sale (*)	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes	December 31, 2017
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	421,291	—	(426,641)	1,916	—	4,437	1,003
Obligations under finance leases	5,237	81,383	(14,610)	10,623	—	—	82,633
Debt instruments	—	—	337,383	—	—	12,887	350,270
Financial loans from government agencies (Note 19)	87,360	—	—	12,031	—	—	99,391
Derivative financial instruments (Note 19)	699	5,576	—	1,971	31,614	(1,820)	38,040
Total liabilities from financing activities	514,587	86,959	(103,868)	26,541	31,614	15,504	571,337
Proceeds from stock option exercises			180
Other amounts paid due to financing activities			(9,709)
Net cash (used) by financing activities			(113,397)
(1)

(*)  Liabilities associated with the Spanish energy business were separately presented in the consolidated statement of financial position at December 31, 2016, as part of a disposal group held for sale. The business ceased to be classified as held for sale during the year ended December 31, 2017 (see Note 29).